CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Issuance cost	$ 265
Cash and cash equivalents	182,644	$ 11,362	$ 16,848
Restricted cash, current	977	276	276
Restricted cash, non-current	1,035	1,004	1,281
Total cash, cash equivalents and restricted cash	$ 184,656	$ 12,642	$ 18,405	$ 15,581